Federated Hermes SDG Engagement High Yield Credit Fund
Portfolio of Investments
November 30, 2019 (unaudited)
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—97.2%
		Automotive—4.7%
$500,000		Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	$536,945
30,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	26,145
300,000	[1]	General Motors Financial Co., Inc., Jr. Sub. Note, Series B, 6.500%, 9/30/2028	305,556
325,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	331,508
		TOTAL	1,200,154
		Banking—15.4%
200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	192,856
250,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	275,938
200,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	212,070
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	210,500
400,000		Bank of Ireland Group PLC, Sub., Series EMTN, 4.125%, 9/19/2027	400,773
200,000	[1]	Caixa Geral de Depositos S.A. (CGD), Jr. Sub. Deb., 10.750%, 3/30/2022	258,827
175,000		CIT Group, Inc., Sub., 6.125%, 3/9/2028	206,123
400,000	[1]	Commerzbank AG, Jr. Sub. Note, 7.000%, 4/9/2025	419,483
400,000	[1]	Credit Suisse Group AG, Jr. Sub. Deb., REGS, 7.250%, 9/12/2025	443,342
480,000		Intesa Sanpaolo SpA, Sub. Deb., 5.710%, 1/15/2026	512,574
200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500%, 11/21/2029	201,450
480,000	[1,2]	National Westminster Bank plc, Jr. Sub. Deb., Series C, 2.375% (3-month USLIBOR +0.250%), 2/28/2020	412,200
200,000	[1]	UniCredit SpA, Jr. Sub. Deb., 8.000%, 6/3/2024	215,760
		TOTAL	3,961,896
		Basic Industries—17.8%
325,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 6.125%, 5/15/2028	350,942
100,000		Anglo American Capital PLC, Sr. Unsecd. Note, Series EMTN, 3.375%, 3/11/2029	135,900
400,000		BHP Billiton Finance (USA) Ltd., Jr. Sub. Deb., REGS, 6.750%,10/19/2075	469,228
200,000		Cemex SAB de CV, Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	204,650
200,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	218,464
330,000		Domtar, Corp., Sr. Unsecd. Note, 6.250%, 9/1/2042	362,190
200,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, REGS, 7.250%, 4/16/2044	244,437
320,000		Huntsman International LLC, Sr. Unsecd. Note, 4.500%, 5/1/2029	338,483
317,000		KB HOME, Sr. Unsecd. Note, 4.800%, 11/15/2029	321,755
425,000		Lennar Corp., Sr. Unsecd. Note, 4.750%, 11/29/2027	459,011
325,000		MMC Norilsk Nickel OJSC, Sr. Unsecd. Note, REGS, 4.100%, 4/11/2023	335,928
200,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 5.500%, 1/15/2048	199,437
200,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.125%, 4/15/2026	214,868
250,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, REGS, 3.150%, 9/16/2024	249,991
450,000		Suzano Austria GmbH, Sr. Unsecd. Note, 5.000%, 1/15/2030	465,412
		TOTAL	4,570,696
		Capital Goods—8.4%
600,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	811,128
100,000		Ball Corp., Sr. Unsecd. Note, 1.500%, 3/15/2027	110,179
500,000		Crown European Holdings SA, Sr. Unsecd. Note, REGS, 2.875%, 2/1/2026	587,945
200,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	201,500
200,000		Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.500%, 9/15/2027	221,679
200,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	218,005
		TOTAL	2,150,436

Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Goods—3.0%
$200,000		Arcelik AS, Sr. Unsecd. Note, REGS, 5.000%, 4/3/2023	$203,688
200,000		Coca-Cola Icecek AS, Sr. Unsecd. Note, REGS, 4.215%, 9/19/2024	202,266
200,000		NBM US Holdings, Inc., Sr. Unsecd. Note, REGS, 6.625%, 8/6/2029	210,810
150,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	157,504
		TOTAL	774,268
		Consumer Non-Cyclical—3.7%
460,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	490,412
100,000		Levi Strauss & Co., Sr. Unsecd. Note, 3.375%, 3/15/2027	117,203
335,000		Toll Brothers, Inc., Sr. Unsecd. Note, 3.800%, 11/1/2029	330,821
		TOTAL	938,436
		Energy—7.1%
150,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2024	156,561
130,000		DCP Midstream Operating LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	124,597
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	193,215
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	22,510
75,000		Enterprise Products Operating LLC, Jr. Sub. Deb., 5.375%, 2/15/2078	73,801
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	261,670
200,000		Neptune Energy Bondco PLC, Sr. Unsecd. Note, Series OCT, 6.625%, 5/15/2025	199,758
200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	229,140
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, REGS, 6.840%, 1/23/2030	209,556
430,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	351,525
		TOTAL	1,822,333
		Financial Services—1.8%
400,000	[1]	Barclays Bank plc, Jr. Sub. Deb., 6.278%, 12/15/2034	456,000
		Health Care—6.7%
200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	212,095
280,000		Grifols SA, Sec. Fac. Bond, REGS, 2.250%, 11/15/2027	316,709
380,000		HCA, Inc., 4.125%, 6/15/2029	400,384
200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	210,465
550,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	572,000
		TOTAL	1,711,653
		Insurance—1.6%
325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	411,283
		Media—6.8%
600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	618,015
500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	528,125
169,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, REGS, 4.250%, 1/15/2030	216,381
350,000		Ziggo BV, Sec. Fac. Bond, REGS, 2.875%, 1/15/2030	393,919
		TOTAL	1,756,440
		Real Estate—1.7%
100,000		ADLER Real Estate AG, Sr. Unsecd. Note, 3.000%, 4/27/2026	113,678
200,000		Country Garden Holdings Co., 5.125%, 1/17/2025	201,242
100,000		MPT Operating Partnership LP / MPT Finance Corp., Sr. Unsecd. Note, 3.692%, 6/5/2028	130,879
		TOTAL	445,799
		Retail—1.1%
75,000		L Brands, Inc., Sr. Unsecd. Note, 7.500%, 6/15/2029	75,564
100,000		L Brands, Inc., Sr. Unsecd. Note, 7.600%, 7/15/2037	85,344
100,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	128,007
		TOTAL	288,915

Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Services—1.4%
$350,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2027	$362,014
		Technology & Electronics—0.9%
225,000		Dell, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2038	239,303
		Telecommunications—12.2%
500,000		Altice France SA, Sec. Fac. Bond, REGS, 3.375%, 1/15/2028	561,093
400,000		CenturyLink, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2025	423,496
175,000		CenturyLink, Inc., Sr. Unsecd. Note, Series P, 7.600%, 9/15/2039	180,705
400,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	434,739
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	281,700
200,000	[1]	SoftBank Group Corp., Sub., 6.875%, 7/19/2027	191,340
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	314,633
275,000		Telecom Italia Capital SA, Company Guarantee, 6.000%, 9/30/2034	294,849
200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	199,300
250,000		Veon Holdings BV, Sr. Unsecd. Note, REGS, 4.000%, 4/9/2025	258,100
		TOTAL	3,139,955
		Utilities—2.9%
50,000		AES Corp., Sr. Unsecd. Note, 5.125%, 9/1/2027	53,554
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	200,002
250,000		Calpine Corp., 144A, 5.250%, 6/1/2026	261,863
200,000		Orsted A/S, 1.750%, 12/9/3019	218,329
		TOTAL	733,748
		TOTAL INVESTMENT IN SECURITIES—97.2% (IDENTIFIED COST $24,645,850)	24,963,329
		OTHER ASSETS AND LIABILITIES - NET—2.8%[3]	724,084
		TOTAL NET ASSETS—100%	$25,687,413
At November 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[4]United States Treasury Notes 10-Year Note, Short Futures	15	$1,940,391	March 2020	$1,406
[4]United States Treasury Ultra Long Bond Futures, Short Futures	9	$1,689,469	March 2020	$(703)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$703
The average notional value of short futures contracts held by the Fund throughout the period was $3,286,135. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At November 30, 2019, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2019[5]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
BNP Paribas	ArcelorMittal	Sell	5.00%	12/20/2026	2.35%	$300,000	$59,246	$59,577	$331
JP Morgan Chase	Fiat Chrysler Automobiles NV	Sell	5.00%	12/20/2022	0.57%	$75,000	$11,329	$11,824	$(495)
BNP Paribas	Markit iTraxx Europe Crossover Index Series 32	Sell	5.00%	12/20/2024	2.22%	$2,200,000	$(319,727)	$(316,726)	$(3,001)
BNP Paribas	Telecom Italia SpA/Milano	Sell	1.00%	12/20/2022	0.73%	$100,000	$917	$594	$323
BNP Paribas	Tesco PLC	Sell	1.00%	12/20/2024	0.93%	$600,000	$2,463	$1,020	$1,443
TOTAL CREDIT DEFAULT SWAPS							$(245,772)	$(243,711)	$(2,061)

The average notional amount of credit default swap contracts held by the Fund throughout the period was $625,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At November 30, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/18/2019	RBC Europe	250,000 EUR	$275,594	$271
12/18/2019	State Street	250,000 GBP	$308,926	$14,676
12/18/2019	State Street	250,000 GBP	$32,341	$19
Contracts Sold:
12/18/2019	RBC Europe	350,000 EUR	$386,642	$431
12/18/2019	RBC Europe	200,000 GBP	$258,877	$(5)
12/18/2019	RBC Europe	150,000 GBP	$188,750	$(5,412)
12/18/2019	State Street	2,500,000 EUR	$2,753,870	$(4,779)
12/18/2019	State Street	200,000 EUR	$222,607	$1,915
12/18/2019	State Street	200,000 EUR	$220,340	$(352)
12/18/2019	State Street	50,000 EUR	$55,177	$4
12/18/2019	State Street	50,000 EUR	$55,239	$67
12/18/2019	State Street	1,300,000 GBP	$1,610,479	$(72,252)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(65,417)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $72,234 and 18,751, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts, and the Value of Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
5	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchange to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$24,963,329	$—	$24,963,329
TOTAL SECURITIES	$—	$24,963,329	$—	$24,963,329
Other Financial Instruments:
Assets
Futures	$1,406	$—	$—	$1,406
Foreign Exchange Contracts	—	17,383	—	17,383
Swap Contracts	—	73,955	—	73,955
Liabilities
Futures	(703)	—	—	(703)
Foreign Exchange Contracts	—	(82,800)	—	(82,800)
Swap Contracts	—	(319,727)	—	(319,727)
TOTAL OTHER FINANCIAL INSTRUMENTS	$703	$(311,189)	$—	$(310,486)
The following acronyms are used throughout this portfolio:
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
LIBOR	—London Interbank Offered Rate
OJSC	—Open Joint Stock Company
OTC	—Over-the-Counter